DISCONTINUED OPERATIONS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Cash and Cash Equivalents	$ 16,747	$ 38,790
Inventory, net	223,000	593,223
Total Current Assets - Discontinued Operations	239,747	632,014
Property and Equipment, net	49,347	57,835
Intangible Assets, net	0	491,508
Prepaid Rents	0	50,417
Other Assets	11,123	20,906
Total Other Assets - Discontinued Operations	60,470	620,666
Total Assets - Discontinued Operations	300,217	1,252,680
Accounts Payable	127,512	264,711
Accrued Expenses	0	10,856
Deferred Rents	16,417	18,886
Total Current Liabilities - Discontinued Operations	143,929	294,453
Net Assets (Liabilities) Discontinued Operations	$ 156,288	$ 958,227